TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Trade and other paybles
	2019	2018
	$	$

Trade Payables	32,276	63,279
Accrued Liabilities	90,000	66,000

	122,276	129,279